AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2020

	Shares	Value		Shares	Value
Common Stocks - 65.4%			Enterprise Financial Services Corp.	11,798	$513,331
Communication Services - 3.8%			Equitable Holdings, Inc.	36,464	875,865
Activision Blizzard, Inc. [1]	9,737	$569,420	Essent Group, Ltd.[1]	39,957	1,982,267
Cogent Communications Holdings, Inc.	8,651	613,615	Farmers National Banc Corp.	6,923	109,522
Consolidated Communications Holdings, Inc. [2]	3,124	15,089	First American Financial Corp. [1]	34,422	2,133,475
DHI Group, Inc.*	36,371	101,839	First Hawaiian, Inc.	8,416	244,569
Electronic Arts, Inc. *	16,082	1,735,569	The Hartford Financial Services Group, Inc.	17,649	1,046,233
Gannett Co., Inc.[2]	59,865	365,775	MGIC Investment Corp.[1]	141,959	1,957,614
Liberty Media Corp.-Liberty SiriusXM, Class A *	7,253	352,278	NMI Holdings, Inc. , Class A*	28,877	921,754
Take-Two Interactive Software, Inc. *	538	67,056	Pzena Investment Management, Inc., Class A	16,837	137,895
Zynga, Inc. , Class A*	6,974	41,984	Umpqua Holdings Corp.[1]	38,563	651,715
Total Communication Services		3,862,625	Total Financials		13,315,537
Consumer Discretionary - 3.7%			Health Care - 2.7%
Acushnet Holdings Corp.	639	19,790	Assertio Therapeutics, Inc. *	111,433	119,233
eBay, Inc.[1]	53,978	1,811,502	Biogen, Inc.*,1	1,117	300,306
Genesco, Inc.*,2	2,200	86,504	Chemed Corp.	2,575	1,202,628
Hanesbrands, Inc.	8,485	116,753	Humana, Inc.	178	59,851
LKQ Corp. *	23,936	782,348	IDEXX Laboratories, Inc. *	453	122,768
Malibu Boats, Inc. , Class A *	5,281	231,255	Integra LifeSciences Holdings Corp.*	6,032	332,001
Meritage Homes Corp. *	4,976	353,097	MEDNAX, Inc.*	17,214	397,127
Planet Fitness, Inc. , Class A *	137	11,068	Natus Medical, Inc.*	381	11,922
Tapestry, Inc.	697	17,962	Puma Biotechnology, Inc.*,2	3,433	26,983
Taylor Morrison Home Corp. *	9,428	243,997	Vertex Pharmaceuticals, Inc. *	48	10,898
Total Consumer Discretionary		3,674,276	Voyager Therapeutics, Inc.*	6,507	71,772
Consumer Staples - 2.7%			Zoetis, Inc.	205	27,513
Church & Dwight Co., Inc.	1,054	78,228	Total Health Care		2,683,002
Performance Food Group Co.*,1	7,099	367,657	Industrials - 9.4%
SpartanNash Co.	1,919	23,374	Allison Transmission Holdings, Inc. [1]	44,164	1,952,049
United Natural Foods, Inc. *,2	30,102	216,734	Atkore International Group, Inc.*,1	41,008	1,628,018
US Foods Holding Corp.*,1	50,593	2,032,321	Builders FirstSource, Inc. *	18,574	460,542
Total Consumer Staples		2,718,314	Carlisle Cos., Inc.	10,537	1,646,196
Energy - 2.6%			Copa Holdings, S. A. , Class A (Panama)	201	19,690
Apergy Corp.*	16,850	435,741	GMS, Inc.*	7,027	187,761
ConocoPhillips [1]	12,542	745,371	HD Supply Holdings, Inc.*	23,838	971,160
FTS International, Inc. *	22,937	14,037	HNI Corp.	12,220	439,553
HollyFrontier Corp.	21,201	952,349	JetBlue Airways Corp. *,1	80,539	1,597,088
Kosmos Energy, Ltd. [2]	66,682	340,745	KAR Auction Services, Inc. [2]	17,779	373,715
TETRA Technologies, Inc. *	84,233	128,877	Knoll, Inc.	1,151	28,499
Total Energy		2,617,120	Resideo Technologies, Inc.*	14,084	143,375
Financials - 13.2%			Total Industrials		9,447,646
American Financial Group, Inc. [1]	18,858	2,051,562	Information Technology - 6.5%
Brown & Brown, Inc.	6,875	308,687	Arista Networks, Inc. *,2	1,591	355,334
Curo Group Holdings Corp. *,2	36,604	381,048	Aspen Technology, Inc.*,1	10,874	1,293,789

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value
Information Technology - 6.5% (continued)			Atlantic Power Corp.*,1	506,910	$1,211,515
Avid Technology, Inc. *	8,613	$72,392	FirstEnergy Corp.	479	24,328
CommVault Systems, Inc. *	9,645	434,218	Hawaiian Electric Industries, Inc.	39,958	1,954,346
Dolby Laboratories, Inc. , Class A	2,751	190,754	IDACORP, Inc. [1]	13,099	1,469,577
FormFactor, Inc.*	3,571	90,382	OGE Energy Corp.[1]	46,954	2,152,841
Intuit, Inc. [1]	3,514	985,255	Total Utilities		8,383,374
Juniper Networks, Inc.	16,790	385,163	Total Common Stocks
			(Cost $63,014,280)		65,854,935
Micron Technology, Inc. *	4,206	223,297
National Instruments Corp.	2,302	102,738		Principal
NortonLifeLock, Inc. [2]	20,174	573,345		Amount
			Short-Term Investments - 27.2%
Qualys, Inc.*,2	636	54,531
			Joint Repurchase Agreements - 0.0%#,3
Sanmina Corp. *	5,968	190,021
			Citadel Securities LLC, dated 01/31/20, due
SMART Global Holdings, Inc.*	746	22,499	02/03/20, 1.630% total to be received $1,250
SPS Commerce, Inc.*	187	10,627	(collateralized by various U.S. Treasuries,
Trimble, Inc. *	11,247	478,223	0.000% - 8.500%, 02/13/20 - 09/09/49,
			totaling $1,275)	$1,250	1,250
VeriSign, Inc.*	5,353	1,114,173
Total Information Technology		6,576,741		Shares
Materials - 1.5%			Other Investment Companies - 27.2%
Silgan Holdings, Inc. [1]	48,856	1,507,696	Morgan Stanley Institutional Liquidity Funds
			Prime Portfolio, Institutional Shares, 1.71% [4]	2,423,354	2,425,535
Valvoline, Inc.	1,505	31,725
			Dreyfus Government Cash Management Fund,
Total Materials		1,539,421	Institutional Shares, 1.49% [4]	8,255,670	8,255,670
Real Estate - 11.0%			Dreyfus Institutional Preferred Government
Brandywine Realty Trust, REIT	647	10,106	Money Market Fund, Institutional Shares,
			1.52%[4]	8,255,669	8,255,669
Douglas Emmett, Inc. , REIT [1]	35,366	1,467,689
First Industrial Realty Trust, Inc. , REIT [1]	37,795	1,613,847	JPMorgan U.S. Government Money Market Fund,
			IM Shares, 1.52% [4]	8,505,841	8,505,841
Life Storage, Inc. , REIT [1]	13,405	1,517,178
			Total Other Investment Companies		27,442,715
RE/MAX Holdings, Inc. , Class A	3,283	125,673	Total Short-Term Investments
The RMR Group, Inc. , Class A1	34,002	1,566,472	(Cost $27,443,901)		27,443,965
Spirit Realty Capital, Inc. , REIT	19,785	1,044,252	Total Investments - 92.6%
Sunstone Hotel Investors, Inc. , REIT [1]	141,971	1,800,192	(Cost $90,458,181)		93,298,900
			Derivatives - 1.9%[5]		1,906,546
Terreno Realty Corp., REIT	33,033	1,891,470
Total Real Estate		11,036,879	Other Assets, less Liabilities - 5.5%		5,548,788
Utilities - 8.3%			Net Assets - 100.0%		$100,754,234
AES Corp.[1]	79,092	1,570,767

* Non-income producing security.			[4] Yield shown represents the January 31, 2020, seven day average yield, which refers to
# Less than 0.05% or (0.05%).			the sum of the previous seven days' dividends paid, expressed as an annual
[1] Security position is either entirely or partially held in a segregated account as			percentage.
collateral for swaps and futures contracts. As of January 31, 2020, value of securities			[5] Includes Futures Contracts and Over-the-counter total return basket swaps. Please
held in the segregated account was $25,503,025.			refer to the Futures Contracts and Over-the-counter total return basket swap tables for
[2] Some of these securities, amounting to $2,494,407 or 2.5% of net assets, were out on			the details.
loan to various borrowers and are collateralized by cash and various U. S. Treasury			REIT Real Estate Investment Trust
Obligations. See below for more information.
[3] Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

Open Futures Contracts
						Current	Value and
			Number of		Expiration	Notional	Unrealized
Description		Currency	Contracts	Position	Date	Amount	Gain/(Loss)
S&P 500 E-Mini FUT Index		USD	312	Long	03/20/20	$50,294,400	$1,206,151
S&P 500 E-Mini FUT Index		USD	66	Short	03/20/20	(10,639,200)	101,518
						Total	$1,307,669
Over-the-counter total return basket swap
						Termination
Counterparty	Description				Notional	Date	Value
Morgan Stanley & Co.	The Fund receives or pays the total return on a portfolio of long positions and receives or pays the
	1-Month LIBOR (+/- a spread).				$45,348,355	08/07/20	$(726,746)

Components of over-the-counter total return basket swap
						Net Unrealized
						Appreciation/	% of Notional
Reference Entity			Shares	Notional Value		(Depreciation)	Market Value
Communication Services
Altice USA, Inc., Class A			4,670		$130,433	$(2,662)	0.3
Consumer Discretionary
Aaron's, Inc.			952		58,491	(1,980)	0.1
Bassett Furniture Industries, Inc.			936		11,971	(524)	0.0#
Cavco Industries, Inc.			322		72,038	97	0.2
Deckers Outdoor Corp.			599		105,005	9,350	0.3
Foot Locker, Inc.			4,090		156,811	(1,513)	0.3
Gentex Corp.			72,092		2,193,759	(47,581)	4.8
Pool Corp.			60		13,295	(137)	0.0#
Ross Stores, Inc.			1,011		116,113	(2,689)	0.3
Total Consumer Discretionary					2,727,483	(44,977)	6.0
Consumer Staples
Central Garden & Pet Co., Class A			17,862		542,469	(7,324)	1.2
elf Beauty, Inc.			905		13,883	308	0.0#
Sprouts Farmers Market, Inc.			13,718		227,444	(13,032)	0.5
Total Consumer Staples					783,796	(20,048)	1.7
Energy
Baker Hughes Co.			3,540		78,057	(1,381)	0.2
NexTier Oilfield Solutions, Inc.			15,555		80,730	(622)	0.2
Total Energy					158,787	(2,003)	0.4
Financials
Financial Institutions, Inc.			2,167		67,350	(585)	0.2
First Busey Corp.			27,449		731,214	(31,264)	1.6
First Defiance Financial Corp.			1,513		47,151	(2,684)	0.1
Flagstar Bancorp, Inc.			15,357		568,977	(27,796)	1.2

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

Components of over-the-counter total return basket swap (continued)
			Net Unrealized
			Appreciation/	% of Notional
Reference Entity	Shares	Notional Value	(Depreciation)	Market Value
Financials (continued)
Palomar Holdings, Inc.	347	$18,152	$395	0.0#
Radian Group, Inc.	49,725	1,235,169	(17,404)	2.7
Reinsurance Group of America, Inc.	5,654	859,917	(45,458)	1.8
SEI Investments Co.	32,906	2,066,497	80,949	4.8
Unum Group	68,961	1,865,395	(24,826)	4.1
WSFS Financial Corp.	3,998	165,357	(5,877)	0.4
Total Financials		7,625,179	(74,550)	16.9
Health Care
Eagle Pharmaceuticals, Inc.	613	34,506	(1,514)	0.0#
Hologic, Inc.	27,296	1,466,341	(5,459)	3.3
NextGen Healthcare, Inc.	9,336	137,426	(8,029)	0.3
Total Health Care		1,638,273	(15,002)	3.6
Industrials
AZZ, Inc.	6,794	294,044	(13,724)	0.6
Curtiss-Wright Corp.	6,931	1,017,748	(9,773)	2.3
Graco, Inc.	15,567	800,144	27,242	1.9
HEICO Corp., Class A	2,895	276,878	1,476	0.6
Herman Miller, Inc.	30,422	1,235,805	(59,995)	2.6
Hubbell, Inc.	4,202	611,643	(9,791)	1.4
Kimball International, Inc. , Class B	31,998	655,319	(54,397)	1.3
Korn Ferry	389	16,455	(513)	0.0#
Mesa Air Group, Inc.	91,673	798,472	(15,584)	1.8
MRC Global, Inc.	6,303	73,052	(2,080)	0.2
Robert Half International, Inc.	1,023	62,587	(3,079)	0.1
TrueBlue, Inc.	27,099	613,250	(19,511)	1.3
United Rentals, Inc.	1,502	219,698	(15,891)	0.5
Veritiv Corp.	1,043	15,635	(949)	0.0#
WESCO International, Inc.	12,644	660,679	(48,583)	1.4
Total Industrials		7,351,409	(225,152)	16.0
Information Technology
Cadence Design Systems, Inc.	12,065	876,160	(6,153)	2.0
Ciena Corp.	23,933	1,004,468	(31,113)	2.2
Conduent, Inc.	59,846	283,425	(27,284)	0.6
ePlus, Inc.	1,605	134,900	(6,950)	0.3
F5 Networks, Inc.	5,138	681,813	(54,360)	1.4
Hewlett Packard Enterprise Co.	835	12,113	(481)	0.0#
HP, Inc.	73,438	1,584,792	(19,094)	3.5

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

Components of over-the-counter total return basket swap (continued)
				Net Unrealized
				Appreciation/	% of Notional
Reference Entity		Shares	Notional Value	(Depreciation)	Market Value
Information Technology (continued)
NeoPhotonics Corp.		6,750	$54,877	$(3,375)	0.1
Progress Software Corp.		2,469	113,772	(2,345)	0.2
Qorvo, Inc.		1,841	202,473	(7,585)	0.4
Total Information Technology			4,948,793	(158,740)	10.7
Materials
AptarGroup, Inc.		14,431	1,682,876	(15,950)	3.7
Graphic Packaging Holding Co.		96,187	1,579,391	(75,988)	3.4
Minerals Technologies, Inc.		3,487	191,959	(3,208)	0.4
NewMarket Corp.		4,532	2,033,347	(40,989)	4.5
PolyOne Corp.		11,426	388,302	(9,188)	0.8
RPM International, Inc.		971	69,766	(466)	0.2
Ryerson Holding Corp.		16,143	171,676	(6,210)	0.4
Total Materials			6,117,317	(151,999)	13.4
Real Estate
Apple Hospitality REIT, Inc.		76,397	1,168,110	(20,627)	2.6
CubeSmart, REIT		27,166	859,804	543	1.9
EastGroup Properties, Inc. , REIT		6,321	864,460	(4,362)	1.9
Equity Commonwealth, REIT		62,495	2,050,461	(1,250)	4.6
Equity LifeStyle Properties, Inc. , REIT		20,022	1,437,579	19,021	3.3
Four Corners Property Trust, Inc. , REIT		4,911	147,870	884	0.3
Host Hotels & Resorts, Inc., REIT		91,292	1,520,925	(29,213)	3.3
Marcus & Millichap, Inc.		10,943	402,374	(14,992)	0.9
PS Business Parks, Inc. , REIT		7,892	1,353,399	(31,016)	3.0
UDR, Inc., REIT		39,637	1,904,558	(5,549)	4.3
Total Real Estate			11,709,540	(86,561)	26.1
Utilities
Avangrid, Inc.		41,061	2,157,345	29,564	4.9
Total long equity positions			—	(752,130)	100.0
Financing			—	25,384	—
		Total	$45,348,355	$(726,746)	100.0
Over-the-counter total return basket swap
				Termination
Counterparty	Description		Notional	Date	Value
Morgan Stanley & Co.	The Fund receives or pays the total return on a portfolio of short positions and receives or pays
	the 1-Month LIBOR (+/- a spread).		$(101,767,266)	08/07/20	$1,325,623

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

Components of over-the-counter total return basket swap
			Net Unrealized
			Appreciation/	% of Notional
Reference Entity	Shares	Notional Value	(Depreciation)	Market Value
Communication Services
CenturyLink, Inc.	(36,353)	$(528,573)	$31,991	0.5
DISH Network Corp., Class A	(10,587)	(389,072)	(106)	0.4
Gaia, Inc.	(118,712)	(990,616)	(13,687)	1.0
Nexstar Media Group, Inc. , Class A	(12,428)	(1,530,408)	24,755	1.5
Roku, Inc.	(159)	(20,067)	836	0.0#
Sinclair Broadcast Group, Inc., Class A	(10,594)	(327,593)	10,621	0.3
World Wrestling Entertainment, Inc., Class A	(19,271)	(1,138,324)	196,358	0.9
Zillow Group, Inc. , Class A	(11,988)	(563,556)	9,710	0.6
Zillow Group, Inc. , Class C	(20,471)	(965,822)	19,857	0.9
Total Communication Services		(6,454,031)	280,335	6.1
Consumer Discretionary
Carvana Co.	(3,909)	(331,092)	21,304	0.3
Chipotle Mexican Grill, Inc.	(320)	(276,810)	(554)	0.3
Drive Shack, Inc.	(88,623)	(361,582)	26,587	0.3
Floor & Decor Holdings, Inc. , Class A	(1,245)	(59,623)	(1,768)	0.1
Graham Holdings Co., Class B	(1,387)	(808,288)	46,520	0.8
Greenlane Holdings, Inc. , Class A	(36,974)	(102,119)	11,902	0.1
Harley-Davidson, Inc.	(39,070)	(1,361,199)	56,261	1.3
Leaf Group, Ltd.	(42,851)	(132,838)	(16,712)	0.1
The Lovesac Co.	(10,894)	(137,373)	13,727	0.1
Lumber Liquidators Holdings, Inc.	(38,805)	(279,396)	(15,910)	0.3
McDonald's Corp.	(1,303)	(272,770)	(6,033)	0.3
Motorcar Parts of America, Inc.	(49,220)	(1,083,332)	105,823	1.0
Six Flags Entertainment Corp.	(2,210)	(82,986)	(1,282)	0.1
Tesla, Inc.	(766)	(422,351)	(75,986)	0.5
Thor Industries, Inc.	(16,631)	(1,340,292)	1,164	1.3
Wayfair, Inc. , Class A	(6,073)	(633,535)	64,495	0.6
Whirlpool Corp.	(2,360)	(349,823)	4,862	0.3
Wyndham Hotels & Resorts, Inc.	(1,405)	(80,150)	(174)	0.1
Total Consumer Discretionary		(8,115,559)	234,226	7.9
Consumer Staples
Archer-Daniels-Midland Co.	(35,953)	(1,569,201)	(40,055)	1.6
Constellation Brands, Inc., Class A	(56)	(10,690)	145	0.0#
Energizer Holdings, Inc.	(613)	(29,400)	1,042	0.0#
Total Consumer Staples		(1,609,291)	(38,868)	1.6
Energy
Apache Corp.	(3,604)	(103,975)	5,082	0.1

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

Components of over-the-counter total return basket swap (continued)
			Net Unrealized
			Appreciation/	% of Notional
Reference Entity	Shares	Notional Value	(Depreciation)	Market Value
Energy (continued)
Cimarex Energy Co.	(21,028)	$(952,358)	$29,439	0.9
Concho Resources, Inc.	(2,118)	(166,898)	6,396	0.2
Diamond Offshore Drilling, Inc.	(70,969)	(339,942)	11,355	0.3
Diamondback Energy, Inc.	(4,557)	(361,689)	22,648	0.4
SandRidge Energy, Inc.	(69,748)	(187,462)	9,604	0.2
Targa Resources Corp.	(16,990)	(637,975)	17,840	0.6
Uranium Energy Corp.	(16,785)	(13,866)	(64)	0.0#
Total Energy		(2,764,165)	102,300	2.7
Financials
AGNC Investment Corp., REIT	(74,189)	(1,355,433)	(23,741)	1.4
Annaly Capital Management, Inc., REIT	(196,851)	(1,889,770)	(31,496)	1.9
Arlington Asset Investment Corp., Class A, REIT	(280,226)	(1,614,102)	22,418	1.6
Assured Guaranty, Ltd. (Bermuda)	(7,153)	(335,476)	7,582	0.3
Banc of California, Inc.	(91,687)	(1,539,425)	76,100	1.5
BOK Financial Corp.	(2,227)	(178,249)	2,539	0.2
Cherry Hill Mortgage Investment Corp., REIT	(14,411)	(210,256)	(11,097)	0.2
Colony Credit Real Estate, Inc. , REIT	(117,807)	(1,487,902)	21,205	1.5
Cowen, Inc. , Class A	(23,329)	(376,087)	1,190	0.4
Credit Acceptance Corp.	(279)	(126,633)	6,947	0.1
GAIN Capital Holdings, Inc.	(337,982)	(1,291,091)	(30,418)	1.3
The Goldman Sachs Group, Inc.	(8,081)	(1,924,409)	3,152	1.9
Goosehead Insurance, Inc. , Class A	(619)	(30,275)	(2,024)	0.0#
Interactive Brokers Group, Inc., Class A	(19,029)	(893,412)	(951)	0.9
LendingClub Corp.	(49,366)	(578,570)	0	0.6
LendingTree, Inc.	(1,774)	(546,977)	(5,091)	0.5
Lincoln National Corp.	(12,571)	(687,005)	2,137	0.7
MBIA, Inc.	(181,262)	(1,667,610)	25,377	1.6
New Residential Investment Corp., REIT	(112,985)	(1,852,954)	(38,415)	1.9
Ocwen Financial Corp.	(9,532)	(12,296)	572	0.0#
PDL Community Bancorp	(7,856)	(113,942)	3,251	0.1
The Progressive Corp.	(947)	(71,754)	(4,659)	0.1
Sculptor Capital Management, Inc.	(4,297)	(98,031)	(542)	0.1
Trupanion, Inc.	(23,746)	(767,874)	9,902	0.7
United Insurance Holdings Corp.	(36,290)	(381,771)	13,790	0.4
Virtu Financial, Inc. , Class A	(36,589)	(582,863)	(27,808)	0.6
Voya Financial, Inc.	(2,985)	(180,085)	1,791	0.2

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

Components of over-the-counter total return basket swap (continued)
			Net Unrealized
			Appreciation/	% of Notional
Reference Entity	Shares	Notional Value	(Depreciation)	Market Value
Financials (continued)
WisdomTree Investments, Inc.	(39,332)	$(150,248)	$(15,340)	0.2
Total Financials		(20,944,500)	6,371	20.9
Health Care
AbbVie, Inc.	(9,061)	(761,305)	27,183	0.7
Agios Pharmaceuticals, Inc.	(2,522)	(132,884)	9,987	0.1
Aimmune Therapeutics, Inc.	(1,952)	(62,319)	1,709	0.1
Alnylam Pharmaceuticals, Inc.	(541)	(63,313)	1,212	0.1
Apollo Medical Holdings, Inc.	(1,645)	(29,610)	132	0.0#
Bluebird Bio, Inc.	(4,191)	(348,356)	14,375	0.3
Cantel Medical Corp.	(17,404)	(1,195,307)	63,003	1.1
Cellular Biomedicine Group, Inc.	(2,871)	(49,008)	57	0.0#
CVS Health Corp.	(6,156)	(436,891)	19,391	0.4
Danaher Corp.	(6,305)	(1,015,867)	1,581	1.0
Dynavax Technologies Corp.	(3,511)	(18,573)	843	0.0#
Exact Sciences Corp.	(1,959)	(172,819)	(9,917)	0.2
EyePoint Pharmaceuticals, Inc.	(22,021)	(42,941)	1,762	0.0#
Kala Pharmaceuticals, Inc.	(10,501)	(76,185)	13,599	0.1
MEI Pharma, Inc.	(37,721)	(86,004)	(377)	0.1
Nektar Therapeutics	(4,274)	(84,497)	(513)	0.1
PetIQ, Inc.	(1,865)	(56,486)	1,002	0.1
Pfizer, Inc.	(46,476)	(1,866,476)	135,710	1.7
Sage Therapeutics, Inc.	(7,081)	(476,693)	7,364	0.5
Sarepta Therapeutics, Inc.	(571)	(63,735)	(2,478)	0.1
TherapeuticsMD, Inc.	(28,481)	(70,245)	6,163	0.1
ViewRay, Inc.	(29,676)	(93,776)	1,187	0.1
Total Health Care		(7,203,290)	292,975	6.9
Industrials
Ameresco, Inc., Class A	(7,542)	(151,670)	6,939	0.1
Argan, Inc.	(43,066)	(1,792,187)	(21,322)	1.8
The Boeing Co.	(5,554)	(1,772,270)	4,598	1.8
Briggs & Stratton Corp.	(20,974)	(108,016)	31,042	0.1
Colfax Corp.	(38,262)	(1,379,728)	34,436	1.3
Cubic Corp.	(8,512)	(572,106)	16,357	0.5
Deere & Co.	(8,424)	(1,388,717)	52,840	1.3
General Dynamics Corp.	(9,832)	(1,795,028)	70,102	1.7
Granite Construction, Inc.	(15,883)	(426,617)	(4,288)	0.4
Hyster-Yale Materials Handling, Inc.	(3,338)	(187,696)	7,477	0.2

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

Components of over-the-counter total return basket swap (continued)
			Net Unrealized
			Appreciation/	% of Notional
Reference Entity	Shares	Notional Value	(Depreciation)	Market Value
Industrials (continued)
Knight-Swift Transportation Holdings, Inc.	(17,046)	$(620,645)	$(11,421)	0.6
Kratos Defense & Security Solutions, Inc.	(3,153)	(59,308)	1,482	0.1
Lindsay Corp.	(17,577)	(1,804,982)	46,755	1.7
Plug Power, Inc.	(120,571)	(460,581)	(5,426)	0.5
Quanta Services, Inc.	(5,023)	(198,609)	1,959	0.2
Stericycle, Inc.	(2,483)	(156,181)	546	0.2
Titan International, Inc.	(12,965)	(41,099)	4,019	0.0#
TPI Composites, Inc.	(15,104)	(295,434)	(17,974)	0.3
TransDigm Group, Inc.	(3,123)	(2,024,353)	15,390	2.0
Twin Disc, Inc.	(1,446)	(14,388)	289	0.0#
Vivint Solar, Inc.	(21,073)	(176,592)	4,636	0.2
Wabtec Corp.	(17,351)	(1,320,585)	39,040	1.3
Willdan Group, Inc.	(1,881)	(64,894)	2,577	0.1
WillScot Corp.	(25,304)	(471,414)	(5,567)	0.5
Total Industrials		(17,283,100)	274,486	16.9
Information Technology
8x8, Inc.	(11,771)	(229,379)	10,203	0.2
Alteryx, Inc. , Class A	(818)	(110,062)	(4,025)	0.1
Appian Corp.	(5,384)	(257,463)	(17,336)	0.3
Applied Optoelectronics, Inc.	(911)	(12,080)	1,786	0.0#
CommScope Holding Co., Inc.	(46,344)	(628,425)	63,723	0.6
Coupa Software, Inc.	(5,960)	(961,408)	954	1.0
Digimarc Corp.	(2,654)	(85,353)	2,256	0.1
DocuSign, Inc.	(6,942)	(505,169)	(39,847)	0.5
Elastic, N.V. (Netherlands)	(754)	(49,093)	173	0.0#
GTY Technology Holdings, Inc.	(18,894)	(116,198)	(2,078)	0.1
Immersion Corp.	(55,893)	(421,433)	12,296	0.4
Infinera Corp.	(34,514)	(268,519)	14,151	0.3
KLA Corp.	(138)	(23,503)	631	0.0#
LivePerson, Inc.	(6,509)	(267,194)	260	0.3
MongoDB, Inc.	(990)	(147,282)	(14,989)	0.2
Motorola Solutions, Inc.	(64)	(11,392)	64	0.0#
Nutanix, Inc. , Class A	(932)	(31,446)	1,184	0.0#
PagerDuty, Inc.	(2,623)	(60,591)	(577)	0.1
PAR Technology Corp.	(548)	(18,188)	(460)	0.0#
Pluralsight, Inc., Class A	(3,264)	(63,517)	228	0.1
RingCentral, Inc. , Class A	(2,011)	(392,447)	(20,975)	0.4

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

Components of over-the-counter total return basket swap (continued)
			Net Unrealized
			Appreciation/	% of Notional
Reference Entity	Shares	Notional Value	(Depreciation)	Market Value
Information Technology (continued)
SharpSpring, Inc.	(15,613)	$(189,230)	$(3,747)	0.2
Splunk, Inc.	(1,400)	(215,026)	(2,338)	0.2
SunPower Corp.	(25,906)	(217,351)	(3,368)	0.2
Ubiquiti, Inc.	(202)	(34,429)	1,418	0.0#
ViaSat, Inc.	(9,129)	(625,063)	44,002	0.6
Western Digital Corp.	(781)	(52,061)	906	0.0#
WEX, Inc.	(1,880)	(419,672)	11,863	0.4
Zendesk, Inc.	(3,285)	(278,897)	(4,928)	0.3
Total Information Technology		(6,691,871)	51,430	6.6
Materials
Albemarle Corp.	(23,616)	(1,864,247)	(31,645)	1.9
Century Aluminum Co.	(52,838)	(302,476)	22,963	0.3
Clearwater Paper Corp.	(9,123)	(206,119)	(51,150)	0.3
Corteva, Inc.	(1,233)	(33,488)	(2,170)	0.0#
Flotek Industries, Inc.	(32,677)	(52,937)	(2,614)	0.0#
Freeport-McMoRan, Inc.	(41,875)	(456,437)	(8,375)	0.5
Gold Resource Corp.	(11,142)	(56,379)	(4,902)	0.1
Marrone Bio Innovations, Inc.	(110,466)	(132,559)	5,523	0.1
Quaker Chemical Corp.	(6,363)	(1,068,984)	12,599	1.0
United States Steel Corp.	(62,820)	(571,342)	1,564	0.6
Total Materials		(4,744,968)	(58,207)	4.8
Real Estate
Crown Castle International Corp., REIT	(1,777)	(267,083)	818	0.3
Digital Realty Trust, Inc. , REIT	(15,035)	(1,939,816)	90,661	1.8
EPR Properties, REIT	(24,654)	(1,777,060)	17,504	1.7
Equinix, Inc. , REIT	(1,328)	(788,766)	5,604	0.8
Farmland Partners, Inc., REIT	(101,524)	(686,302)	28,427	0.7
Front Yard Residential Corp., REIT	(64,321)	(721,682)	31,517	0.7
Iron Mountain, Inc., REIT	(55,525)	(1,756,256)	1,111	1.7
Omega Healthcare Investors, Inc. , REIT	(41,977)	(1,815,925)	54,990	1.8
Realty Income Corp., REIT	(21,095)	(1,632,753)	(21,306)	1.6
Redfin Corp.	(434)	(10,702)	143	0.0#
Seritage Growth Properties, REIT	(21,175)	(827,942)	50,397	0.8
Simon Property Group, Inc. , REIT	(127)	(17,987)	1,077	0.0#
SL Green Realty Corp., REIT	(5,486)	(508,333)	3,401	0.5
Stratus Properties, Inc.	(8,835)	(266,022)	3,181	0.3
Ventas, Inc., REIT	(30,852)	(1,804,842)	19,745	1.8

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

Components of over-the-counter total return basket swap (continued)
			Net Unrealized
			Appreciation/		% of Notional
Reference Entity	Shares	Notional Value	(Depreciation)		Market Value
Real Estate (continued)
Welltower, Inc. , REIT	(21,320)	$(1,852,068)	$41,787		1.8
Weyerhaeuser Co., REIT	(56,300)	(1,698,571)		68,686	1.6
WP Carey, Inc. , REIT	(15,438)	(1,300,806)		2,161	1.3
Total Real Estate		(19,672,916)	399,904		19.2
Utilities
CenterPoint Energy, Inc.	(66,116)	(1,732,900)		(17,851)	1.7
Dominion Energy, Inc.	(22,178)	(1,847,871)	(53,892)		1.9
Edison International	(24,961)	(1,902,278)		(8,487)	1.9
PG&E Corp.	(17,848)	(250,586)	(20,882)		0.3
Sunnova Energy International, Inc.	(42,598)	(549,940)	(28,541)		0.6
Total Utilities		(6,283,575)	(129,653)		6.4
Total short equity positions		—	1,415,299		100.0
Financing		—	(89,675)		—
	Total	$(101,767,266)	$1,325,623		100.0

# Less than 0.05% or (0.05%).
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2020:
		Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †		$65,854,935	—	—	$65,854,935
Short-Term Investments
Joint Repurchase Agreements		—	$1,250	—	1,250
Other Investment Companies		27,442,715	—	—	27,442,715
Total Investments in Securities		$93,297,650	$1,250	—	$93,298,900
Financial Derivative Instruments - Assets
Equity Futures Contracts		$1,307,669	—	—	$1,307,669
Equity Swap Contracts		—	$1,325,623	—	1,325,623
Financial Derivative Instruments - Liabilities
Equity Swap Contracts		—	(726,746)	—	(726,746)
Total Financial Derivative Instruments		$1,307,669	$598,877	—	$1,906,546

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at January 31, 2020, were as follows:
	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$2,494,407	$1,250	$2,624,336	$2,625,586

The following table summarizes the securities received as collateral for securities lending at January 31, 2020:
Collateral		Coupon	Maturity
Type		Range	Date Range
U. S. Treasury Obligations		0.000%-7.625%	02/13/20-08/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.